Average Annual Total Returns - Real Estate Index Portfolio	Real Estate Index Portfolio 1 Year	Real Estate Index Portfolio 5 Years	Real Estate Index Portfolio 10 Years	VVIF Real Estate Spliced Index (reflects no deduction for fees or expenses) 1 Year	VVIF Real Estate Spliced Index (reflects no deduction for fees or expenses) 5 Years	VVIF Real Estate Spliced Index (reflects no deduction for fees or expenses) 10 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees or expenses) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees or expenses) 5 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	(4.85%)	5.66%	8.60%	(4.55%)	5.90%	8.85%	(4.55%)			20.79%	15.36%	13.74%